Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 25,380	$ 19,313
Ending balance	25,895	25,380
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	54,046	47,530
Acquisitions through business combination (refer note 7 (d))	142	233
Additions/adjustments	8,518	15,019
Disposals/adjustments	(13,958)	(5,001)
Effect of movements in foreign exchange rates	(815)	(3,735)
Ending balance	47,933	54,046
Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(28,666)	(28,217)
Depreciation for the year	7,436	6,096
Disposals/adjustments	13,657	3,523
Effect of movements in foreign exchange rates	(407)	(2,124)
Ending balance	(22,038)	(28,666)
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	818	839
Ending balance	768	818
Land [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	818	839
Effect of movements in foreign exchange rates	(50)	(21)
Ending balance	768	818
Building (Owned) | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	486	505
Effect of movements in foreign exchange rates	(24)	(19)
Ending balance	462	486
Building (Owned) | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(486)	(505)
Effect of movements in foreign exchange rates	(24)	(19)
Ending balance	(462)	(486)
Buildings (Right-of-use)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,931	11,618
Ending balance	13,845	13,931
Buildings (Right-of-use) | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	27,398	23,076
Acquisitions through business combination (refer note 7 (d))	109	202
Additions/adjustments	3,792	7,530
Disposals/adjustments	(10,407)	(1,585)
Effect of movements in foreign exchange rates	(353)	(1,825)
Ending balance	20,539	27,398
Buildings (Right-of-use) | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(13,467)	(11,458)
Depreciation for the year	3,767	3,220
Disposals/adjustments	10,385	340
Effect of movements in foreign exchange rates	(155)	(871)
Ending balance	(6,694)	(13,467)
Computers [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,659	2,644
Ending balance	3,870	3,659
Computers [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,151	13,376
Acquisitions through business combination (refer note 7 (d))	23	17
Additions/adjustments	1,784	2,616
Disposals/adjustments	(2,772)	(1,788)
Effect of movements in foreign exchange rates	(180)	(1,070)
Ending balance	12,006	13,151
Computers [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(9,492)	(10,732)
Depreciation for the year	1,432	1,363
Disposals/adjustments	2,661	1,768
Effect of movements in foreign exchange rates	(127)	(835)
Ending balance	(8,136)	(9,492)
Furniture and Fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	358	210
Ending balance	284	358
Furniture and Fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	939	857
Acquisitions through business combination (refer note 7 (d))	4	11
Additions/adjustments	21	275
Disposals/adjustments	(32)	(140)
Effect of movements in foreign exchange rates	(21)	(64)
Ending balance	911	939
Furniture and Fixtures [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(581)	(647)
Depreciation for the year	93	116
Disposals/adjustments	32	138
Effect of movements in foreign exchange rates	(15)	(44)
Ending balance	(627)	(581)
Office Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	221	290
Ending balance	293	221
Office Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,686	1,776
Acquisitions through business combination (refer note 7 (d))	6	3
Additions/adjustments	214	85
Disposals/adjustments	(169)	(63)
Effect of movements in foreign exchange rates	(33)	(115)
Ending balance	1,704	1,686
Office Equipment [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,465)	(1,486)
Depreciation for the year	142	132
Disposals/adjustments	169	55
Effect of movements in foreign exchange rates	(27)	(98)
Ending balance	(1,411)	(1,465)
Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,061	1,592
Ending balance	4,229	3,061
Motor Vehicles [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,163	2,552
Additions/adjustments	2,605	2,648
Disposals/adjustments	(575)	(793)
Effect of movements in foreign exchange rates	(75)	(244)
Ending balance	6,118	4,163
Motor Vehicles [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,102)	(960)
Depreciation for the year	1,218	814
Disposals/adjustments	408	593
Effect of movements in foreign exchange rates	(23)	(79)
Ending balance	(1,889)	(1,102)
Leasehold Improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,313	2,120
Ending balance	2,606	3,313
Leasehold Improvements [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,386	4,549
Additions/adjustments	121	1,846
Disposals/adjustments	(3)	(632)
Effect of movements in foreign exchange rates	(79)	(377)
Ending balance	5,425	5,386
Leasehold Improvements [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,073)	(2,429)
Depreciation for the year	784	451
Disposals/adjustments	2	629
Effect of movements in foreign exchange rates	(36)	(178)
Ending balance	(2,819)	(2,073)
Capital work in progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	19
Ending balance	0	19
Capital work in progress [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	19
Additions/adjustments	19	19
Ending balance	$ 0	$ 19